Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	$ 96,665	$ 115,249
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(77,582)	(36,632)
Derivative financial assets	95,541	113,488
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(77,582)	(36,632)
Derivative financial liabilities	91,439	109,927
Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	93,953	110,936
Negative gross fair value	89,577	108,919
Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	2,712	4,313
Negative gross fair value	2,149	1,780
Gross fair values before netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	96,665	115,249
Negative gross fair value	91,726	110,699
Net fair values after netting [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative financial assets	95,541	113,488
Derivative financial liabilities	91,439	109,927
Interest rate contracts forward rate agreements [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	10	33
Negative gross fair value	11	33
Interest rate contracts swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	28,400	44,732
Negative gross fair value	23,136	37,453
Interest rate contracts swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,187	1,959
Negative gross fair value	1,116	1,410
Interest rate contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	4,580	7,498
Interest rate contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	5,258	8,916
Interest rate contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	32,990	52,263
Negative gross fair value	28,405	46,402
Interest rate contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,187	1,959
Negative gross fair value	1,116	1,410
Foreign exchange contracts forward contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	11,404	10,765
Negative gross fair value	11,515	10,190
Foreign exchange contracts forward contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	305	76
Negative gross fair value	260	85
Foreign exchange contracts cross currency swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	4,469	5,117
Negative gross fair value	4,929	5,080
Foreign exchange contracts cross currency swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	32	89
Negative gross fair value		22
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	23,208	19,880
Negative gross fair value	22,382	21,826
Foreign exchange contracts cross currency interest rate swaps [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	859	2,084
Negative gross fair value	447	132
Foreign exchange contracts options purchased [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,021	1,292
Foreign exchange contracts options written [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	978	910
Foreign exchange contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	40,102	37,054
Negative gross fair value	39,804	38,006
Foreign exchange contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	1,196	2,249
Negative gross fair value	707	239
Credit derivatives [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	34	463
Negative gross fair value	115	526
Credit derivatives [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Negative gross fair value	5	5
Other contracts [member] | Held or issued for trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	20,827	21,156
Negative gross fair value	21,253	23,985
Other contracts [member] | Held or issued for other-than-trading purposes [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Positive gross fair value	329	105
Negative gross fair value	321	126
Valuation adjustments determined on a pooled basis [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Derivative asset valuation adjustment pooled basis	(810)	(1,104)
Derivative liability valuation adjustments determined on a pooled basis	27	(115)
Impact Of Netting Agreements [member]
Disclosure Derivative Financial Instruments And Hedging Activities [line items]
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(314)	(657)
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	$ (314)	$ (657)